VIA EDGAR

March 13, 2015

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 333-175770 and 811-22588), on behalf of BPV Income Opportunities Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”) and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 16 to the Registration Statement of the Trust (“Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of adding the Fund as a new series of the Trust.  The Amendment contains a Prospectus and Statement of Additional Information for the Fund, Part C, and the signature page.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

CC:     Michael R. West, President of the Trust